PROVISIONS AND CONTINGENCIES - Labor provisions and contingencies (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Nov. 20, 2001 item
PROVISIONS AND CONTINGENCIES
Provision for Universal Telecommunications Services Fund	R$ 4,411,759	R$ 3,701,208
Provision under fund for Technological Development of Telecommunications	723,105	618,473
Provision for Telecommunications Inspection Fund	2,607,128	2,825,543
Amount of fine imposed by ANATEL lawsuit	211,000
Interest and correction amount on fine imposed by ANATEL lawsuit	R$ 505,000	482,000
Maximum
PROVISIONS AND CONTINGENCIES
Import duty (as a percent)	28.00%
Minimum
PROVISIONS AND CONTINGENCIES
Import duty (as a percent)	4.00%
Labor
PROVISIONS AND CONTINGENCIES
Provisions	R$ 547,874	779,686
Possible losses	452,070	191,398
Tax
PROVISIONS AND CONTINGENCIES
Provisions	1,575,949	1,951,897
Federal (1)	573,229	526,943
State	466,164	909,547
Municipal	34,915	33,607
FUST	501,641	481,800
Possible losses	26,104,867	36,103,128
Federal (1)	2,233,733	12,025,529
State	15,460,028	16,294,685
Municipal	669,114	637,690
FUST, FUNTTEL and FISTEL	7,741,992	7,145,224
Civil
PROVISIONS AND CONTINGENCIES
Provisions - probable losses	797,448	1,004,803
Possible losses	3,494,626	3,493,655
Supplement of share proceedings	297,641	334,877
Relating to failure to supply services and/or products sold	211,865	353,850
Civil proceedings of a non-consumer nature	287,942	316,076
Claims at several levels, related to service rendering rights	3,467,941	3,466,522
Civil execution proceeding	15,443	12,926
Lawsuits on various administrative and legal proceedings	11,626	14,207
Number of wireless carriers under lawsuit | item			23
Daily fine in case of noncompliance	R$ 10
Percentage of charge on interconnection services	2.00%
Regulatory
PROVISIONS AND CONTINGENCIES
Provisions - probable losses	R$ 1,145,736	1,022,216
Possible losses	R$ 5,645,107	R$ 6,119,136